October 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Manager Funds II

          -Dreyfus Balanced Opportunity Fund
          1933 Act File No.: 333-104120
          1940 Act File No.: 811-21327
          CIK No.: 0001224568

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 32 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 29, 2016.

Please address any comments or questions to my attention at 212-922-6785.

Sincerely,

/s/Gina M. Gomes
Gina M. Gomes
Paralegal